CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 61,674,000	$ 53,064,000	$ 69,564,000
Costs and Expenses
Cost of revenues (exclusive of items shown separately below)	9,873,000	10,556,000	13,711,000
Compensation and benefits	44,996,000	17,162,000	26,174,000
Selling, general, and administrative	7,419,000	3,450,000	3,806,000
Property and technology	3,088,000	2,790,000	4,304,000
Depreciation and amortization	43,389,000	1,688,000	3,231,000
Provision for losses	1,217,000	1,172,000	1,350,000
Goodwill impairment	224,701,000
Management fees to affiliate		204,000	400,000
Costs and expenses	334,683,000	37,022,000	52,976,000
Operating income (loss)	(273,009,000)	16,042,000	16,588,000
Other Income (Expense), Net
Interest income	149,000	262,000	520,000
Interest expense	(554,000)	(604,000)	(829,000)
Change in fair value of warrant liabilities	22,583,000	(5,504,000)	(5,510,000)
Change in fair value of contract derivatives, net	638,000	(662,000)	1,435,000
Realized gains on contract derivatives, net	2,866,000	2,992,000	103,000
Other realized losses, net			(171,000)
Other income (expense)	(181,000)	616,000	(634,000)
Business combination expenses	(3,080,000)	(7,011,000)	(878,000)
Other income (expense), net	22,421,000	(9,911,000)	(5,964,000)
Net Income (Loss) Before Income Taxes	(250,588,000)	6,131,000	10,624,000
Income tax benefit (expense)	3,504,000
Net Income (Loss)	(247,084,000)	6,131,000	10,624,000
Noncontrolling interests in loss of consolidated subsidiaries	87,528,000
Net Income (Loss) Attributable to Class A Shareholders	$ (159,556,000)	$ 6,131,000	$ 10,624,000
Net loss per Class A share
Basic (in dollars per share)	$ (1.87)
Diluted (in dollars per share)	$ (1.87)
Weighted average number of Class A shares outstanding
Basic (in shares)	84,824,109
Diluted (in shares)	84,824,109